Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Allowance for Credit Losses on Financing Receivables [Table Text Block]
(Dollars in thousands)	March 31 , 201 8	March 2 5 , 201 7
Beginning balance	$45	$45
Provisions for doubtful accounts	(37)	—
Write-off of doubtful accounts	—	—
Ending balance	$8	$45